Common Stock Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Common Stock Warrants
Summary of Warrant Activity

A summary of the Company’s warrant issuance activity and related information for the period ended September 30, 2021 and 2020 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding and exercisable at December 31, 2019	44,806,076	$0.78	4.59
Issued	368,325,486	0.015	10.30
Total outstanding at September 30, 2020	413,131,562	0.09	9.79

Outstanding and exercisable at December 31, 2020	413,423,972	$0.015	10.30
Expired	(5,783,189)	$0.33	—
Issued	—	—	—
Total outstanding and exercisable at September 30, 2021	407,640,783	$0.58	8.42

A summary of the Company’s warrant issuance activity and related information for the years ended December 31, 2020 and December 31, 2019:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Assumed as of the January 8, 2019 merger	12,108,743	$1.38	1.53
Exchanged	(1,007,813)	0.40	—
Expired	(2,183,478)	2.73	—
Issued	35,888,624	$0.73	5.36
Outstanding and exercisable at December 31, 2019	44,806,076	$0.78	4.59

Issued	369,617,896	0.01	10.05
Exercised	(1,000,000)	0.01	—
Total outstanding and exercisable at December 31, 2020	413,423,972	0.015	10.30

Schedule of Assumptions for Warrants

Event Description	Date	Number of Warrants	H-CYTE Stock Price	Exercise Price of Warrant	Grant Date Fair Value	Life of Warrant	Risk Free Rate of Return (%)	Annualized Volatility Rate (%)
Short-term note, related party	1/13/2020	268,571	$0.12	$0.75	$0.07	3 years	1.60	145.76
Private placement of Series D Convertible Preferred Stock	1/17/2020	244,996	$0.15	$0.75	$0.13	10 years	1.84	144.30
Granted for bridge financing	4/8/2020	296,875	$0.05	$0.40	$0.04	3 years	0.34	131.82
Short-term note, related party conversion	4/17/2020	4,368,278	$0.05	$0.014	$0.05	10 years	0.65	100.64
Granted for bridge financing	9/11/2020	364,439,176	$0.05	$0.014	$0.017	10 years	0.65	96.97

The fair value of all warrants issued are determined by using the Lattice and Black-Scholes valuation techniques (see Note 12) and were assigned based on the relative fair value of both the common stock and the warrants issued. The inputs used in the Lattice and Black-Scholes valuation techniques (see Note 12) to value each of the warrants as of their respective issue dates are as follows:

Event Description	Date	Number of Warrants	H-CYTE Stock Price	Exercise Price of Warrant	Grant Date Fair Value	Life of Warrant	Risk Free Rate of Return (%)	Annualized Volatility Rate (%)
Private placement	1/8/2019	5,000,000	$0.40	$0.75	$0.24	3 years	2.57	115.08
Antidilution provision(1)	1/8/2019	2,023,438	$0.40	$0.40	$0.28	3 years	2.57	115.08
Private placement	1/18/2019	6,000,000	$0.40	$0.75	$0.23	3 years	2.60	114.07
Private placement	1/25/2019	1,250,000	$0.59	$0.75	$0.38	3 years	2.43	113.72
Private placement	1/31/2019	437,500	$0.54	$0.75	$0.34	3 years	2.43	113.47
Private placement	2/7/2019	750,000	$0.57	$0.75	$0.36	3 years	2.46	113.23
Private placement	2/22/2019	375,000	$0.49	$0.75	$0.30	3 years	2.46	113.34
Private placement	3/1/2019	125,000	$0.52	$0.75	$0.33	3 years	2.54	113.42
Private placement	3/8/2019	150,000	$0.59	$0.75	$0.38	3 years	2.43	113.53
Private placement	3/11/2019	2,475,000	$0.61	$0.75	$0.40	3 years	2.45	113.62
Private placement	3/26/2019	500,000	$0.51	$0.75	$0.32	3 years	2.18	113.12
Private placement	3/28/2019	375,000	$0.51	$0.75	$0.31	3 years	2.18	112.79
Private placement	3/29/2019	62,500	$0.51	$0.75	$0.31	3 years	2.21	112.79
Private placement	4/4/2019	500,000	$0.48	$0.75	$0.29	3 years	2.29	112.77
Private placement	7/15/2019	200,000	$0.53	$1.00	$0.31	3 years	1.80	115.50
Convertible debt extension	9/18/2019	424,000	$0.40	$0.75	$0.25	3 years	1.72	122.04
Private placement of Series D Convertible Preferred Stock	11/15/2019	14,669,757	$0.28	$0.75	$0.19	10 years	1.84	89.75
Short-term note related party	11/26/2019	400,000	$0.20	$0.75	$0.13	3 years	1.58	144.36
Short-term note, related party	12/30/2019	171,429	$0.14	$0.75	$0.08	3 years	1.59	145.29
Short-term note, related party	1/13/2020	268,571	$0.12	$0.75	$0.07	3 years	1.60	145.76
Private placement of Series D Convertible Preferred Stock	1/17/2020	244,996	$0.15	$0.75	$0.13	10 years	1.84	144.30
Granted for bridge financing	4/8/2020	296,875	$0.05	$0.40	$0.02	3 years	0.34	131.82
Short-term note, related party conversion	4/17/2020	4,368,278	$0.05	$0.014	$0.05	10 years	0.65	100.64
Granted for bridge financing(2)	9/11/2020	364,439,176	$0.05	$0.014	$0.017	10 years	0.65	96.97

(1) The Company had warrants that triggered the required issuance of an additional 2,023,438 warrants as a result of the Company’s capital raise that gave those new investors a $0.40 per share investment price which required the old warrant holders to receive additional warrants since their price was $0.75 per share.

(2) The Company had estimated on April 17, 2020 that the number of warrants to be granted for the bridge financing would be 354,836,286. The bridge financing closed on September 11, 2020 in which an additional 8,310,479 warrants were issued above the original estimate for a total of 363,146,765. The fair market value associated with the additional warrants issued was recorded to the change in fair value of derivative liability – warrants prior to being reclassed to equity. Upon closing of the Rights Offering on September 11, 2020, the Company issued warrants to one of the Series B Preferred shareholders of 1,292,411 due to an anti-dilution feature embedded in the Series B warrant.